OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS - (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other current non-financial assets
Prepaid expenses	$ 7,932,770	$ 11,242,456
Tax credit remainder	234,124	180,695
Guaranty deposit	286	422
Others	5,207,201	4,765,392
Total	13,374,381	16,188,965
Other non-current non-financial assets
Prepaid expenses	527,110	595,045
Tax credit remainder	76,262,417	103,540,639
Judicial deposits	11,492,642	19,226,030
Others	1,960,503	2,274,436
Total	$ 90,242,672	$ 125,636,150